Other liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Liabilities

TransUnion Holding

Other liabilities consisted of the following:

(in millions)	TransUnion Holding March 31, 2013	TransUnion Holding December 31, 2012
Deferred income taxes	$649.7	$657.5
Retirement benefits	10.2	10.0
Unrecognized tax benefits	5.0	4.9
Other	6.8	7.0

Total other liabilities	$671.7	$679.4

TransUnion Corp

Other liabilities consisted of the following:

(in millions)	TransUnion Corp Successor March 31, 2013	TransUnion Corp Successor December 31, 2012
Deferred income taxes	$639.0	$645.8
Retirement benefits	10.2	10.0
Unrecognized tax benefits	4.9	4.8
Other	6.7	6.8

Total other liabilities	$660.8	$667.4

Other liabilities of TransUnion Holding consisted of the following:

(in millions)	TransUnion Holding December 31, 2012
Deferred income taxes	$657.5
Retirement benefits	10.0
Unrecognized tax benefits	4.9
Other	7.0

Total other liabilities	$679.4

Other liabilities of TransUnion Corp. consisted of the following:

(in millions)	TransUnion Corp. Successor December 31, 2012	TransUnion Corp. Predecessor December 31, 2011
Deferred income taxes	$645.8	$39.9
Retirement benefits	10.0	9.6
Unrecognized tax benefits	4.8	3.2
Other	6.8	0.6

Total other liabilities	$667.4	$53.3